Quarterly Information (Unaudited) - Summarized Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended									9 Months Ended		12 Months Ended
	Oct. 31, 2014	Feb. 28, 2014	Jul. 29, 2017	Oct. 29, 2016	Jul. 30, 2016	Apr. 30, 2016	Jan. 30, 2016	Oct. 31, 2015	Aug. 01, 2015	May 02, 2015	Jan. 31, 2015	Jul. 29, 2017	Jul. 30, 2016	Oct. 29, 2016	Oct. 31, 2015	Oct. 31, 2014
Net sales			$ 595,602	$ 544,752	$ 528,238	$ 480,229	$ 372,780	$ 463,028	$ 450,343	$ 438,158	$ 383,552	$ 1,583,855	$ 1,381,247	$ 1,925,999	$ 1,735,081	$ 1,721,116
Cost of sales			517,597	472,433	464,285	421,509	337,841	407,345	401,935	394,147	349,700	1,385,485	1,223,635	1,696,068	1,553,127	1,557,877
Gross profit			78,005	72,319	63,953	58,720	34,939	55,683	48,408	44,011	33,852	198,370	157,612	229,931	181,954	163,239
Operating expense
Selling, general and administrative			40,576	41,870	35,481	35,314	27,106	26,868	24,584	27,833	23,024	139,678	97,901	139,771	102,309	111,820
Research and development			1,199	1,052	1,330	1,294	1,139	362	1,485	1,678	1,581	3,360	3,763	4,815	5,106	8,275
Restructuring costs	$ 918	$ 2,458	2,279	714	57	(215)	2,807	601	909	2,359		3,479	2,807	3,521	3,869	3,376
Amortization of intangible assets			5,109	2,475	2,505	2,200	2,243	2,160	2,148	2,148	2,130	10,417	6,948	9,423	8,586	8,790
Total operating expenses			49,163	46,111	39,373	38,593	33,453	29,991	29,126	34,018	26,735	156,934	111,419	157,530	119,870	132,261
Interest expense			4,560	8,331	7,364	6,776	6,687	6,416	6,722	7,114	7,020	15,453	20,828	29,158	27,272	26,195
Income (loss) before provision (benefit) for income taxes			24,282	17,877	17,216	13,351	(5,201)	19,276	12,560	2,879	97	14,063	25,365	43,243	34,812	4,783
Provision (benefit) for income taxes			9,091	5,796	4,136	5,309	(2,191)	6,766	4,286	1,067	(184)	5,362	7,254	13,050	11,935	3,295
Net income			$ 15,191	$ 12,081	$ 13,080	$ 8,042	$ (3,010)	$ 12,510	$ 8,274	$ 1,812	$ 281	$ 8,701	$ 18,111	$ 30,193	$ 22,877	$ 1,488
Earnings per share
Basic			$ 0.24	$ 0.24	$ 0.26	$ 0.16	$ (0.05)	$ 0.24	$ 0.16	$ 0.03	$ 0.01	$ 0.15	$ 0.35	$ 0.59	$ 0.43	$ 0.03
Diluted			$ 0.23	$ 0.24	$ 0.25	$ 0.16	$ (0.06)	$ 0.24	$ 0.16	$ 0.03	$ 0.01	$ 0.14	$ 0.35	$ 0.58	$ 0.43	$ 0.03
Scenario, Previously Reported [Member]
Operating expense
Restructuring costs							$ 2,965